2. Investment Securities (Details 2)	Dec. 31, 2018 USD ($)
Available for sale Securities
Amortized Cost
Due from one to five years, amortized cost	$ 12,714,642
Due from five to ten years	11,451,023
Mortgage-backed securities	16,020,892
Amortization cost of debt	40,186,557
Fair Value
Due from one to five years, fair value	12,519,008
Due from five to ten years	11,273,298
Mortgage-backed securities	15,574,525
Fair value of debt	39,366,831
Held to maturity Securities
Amortized Cost
Due in one year or less, amortized cost	23,052,312
Due from one to five years, amortized cost	5,907,713
Due from five to ten years	6,481,941
Due after ten years, amortized cost	11,625,057
Amortization cost of debt	47,067,023
Fair Value
Due in one year or less, fair value	23,052,000	[1]
Due from one to five years, fair value	5,948,000	[1]
Due from five to ten years	6,522,000	[1]
Due after ten years, fair value	11,706,000	[1]
Fair value of debt	$ 47,228,000	[1]

[1]	Method used to determine fair value rounds values to nearest thousand.